Discontinued Operations Discontinued Operations (Details) - MidAmerican Energy Company [Member] - Unregulated Retail Services [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations, revenue	$ 905	$ 918	$ 815
Discontinued operations, cost of sales	854	863	764
Discontinued operations, cash flows from operations	30	(22)	$ 25
Discontinued operations, receivables	115	118
Discontinued operations, derivative assets	41	44
Discontinued operations, deferred income taxes	21	14
Discontinued operations, accounts payable	(49)	(40)
Discontinued operations, derivative liabilities	(42)	(34)
Discontinued operations, other assets and liabilities, net	4	5
Discontinued operations, accumulated other comprehensive loss, net	27	20
Discontinued operations, equity, excluding accumulated other comprehensive loss, net	$ (117)	$ (127)